Cost of goods sold and services rendered	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Cost of goods sold and services rendered
Cost of goods sold and services rendered

As of December 31, 2019:

	2019
	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Finish goods at the beginning of 2019 (Note 20)	29,144	9,507	1,170	—	39,937	79,758
Cost of production of manufactured products (Note 6)	33,952	66,386	68,851	—	354,964	524,153
Purchases	21,715	3,095	(656)	—	44,577	68,731
Agricultural produce	108,732	—	12,146	3,452	—	124,330
Transfer to raw material	(35,757)	—	—	—	—	(35,757)
Direct agricultural selling expenses	15,752	—	—	—	—	15,752
Tax recoveries (i)	—	—	—	—	(32,995)	(32,995)
Changes in net realizable value of agricultural produce after harvest	1,825	—	—	—	—	1,825
Finished goods at the end of December 31, 2019 (Note 20)	(17,830)	(5,805)	(4,779)	—	(36,864)	(65,278)
Exchange differences	(1,023)	768	(38)	—	(9,053)	(9,346)
Cost of goods sold and services rendered, and direct agricultural selling expenses	156,510	73,951	76,694	3,452	360,566	671,173

(i) Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values.

As of December 31, 2018:

	2018
	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Finished goods at the beginning of 2018	21,146	8,476	—	—	32,266	61,888
Adjustment of opening net book amount for the application of IAS 29	42	1,354	—	—	—	1,396
Cost of production of manufactured products (Note 6)	17,930	61,600	7,546	36	349,495	436,607
Purchases	63,533	15,540	872	—	43,531	123,476
Agricultural produce	104,941	—	20,879	1,277	—	127,097
Transfer to raw material	(24,375)	—	—	—	—	(24,375)
Direct agricultural selling expenses	12,629	—	—	—	—	12,629
Tax recoveries (i)	—	—	—	—	(32,380)	(32,380)
Changes in net realizable value of agricultural produce after harvest	(909)	—	—	—	—	(909)
Finished goods at the end of December 31, 2018 (Note 20)	(29,144)	(9,507)	(1,170)	—	(39,937)	(79,758)
Exchange differences	(8,857)	(2,490)	—	—	(4,359)	(15,706)
Cost of goods sold and services rendered, and direct agricultural selling expenses	156,936	74,973	28,127	1,313	348,616	609,965

(i) Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values.

As of December 31, 2017:

	2017
	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Finished goods at the beginning of 2017	13,117	5,473	—	—	49,601	68,191
Cost of production of manufactured products (Note 6)	5,565	68,969	—	237	378,864	453,635
Purchases	82,842	7,779	2,410	—	93,106	186,137
Agricultural produce	102,734	—	34,569	616	1,015	138,934
Transfer to raw material	(12,998)	(1,354)	—	—	—	(14,352)
Direct agricultural selling expenses	22,940	—	—	—	—	22,940
Tax recoveries (i)	—	—	—	—	(28,478)	(28,478)
Changes in net realizable value of agricultural produce after harvest	8,852	—	—	—	—	8,852
Finished goods at the end of December 31, 2017	(21,146)	(8,476)	—	—	(32,266)	(61,888)
Exchange differences	(5,604)	(1,304)	—	—	(336)	(7,244)
Cost of goods sold and services rendered, and direct agricultural selling expenses	196,302	71,087	36,979	853	461,506	766,727

(i) Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values.